Accrued expenses (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses Details
Operating expenses		$ 112,844	$ 84,981
Vacation and other employee accruals		36,144	20,625
Other accrued expenses	[1]	37,669	33,191
Total		$ 186,657	$ 138,797

[1]	Other accrued expenses include deferred leasing income, interest payable, provision severance payment and deferred interest income.